Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Comprised as follows:
Selling	$ 35,746	$ 43,542		$ 42,297
General and administrative	40,202	29,509		28,192
Selling, general and administrative expense	$ 75,948	$ 73,051	[1]	$ 70,489	[1]

[1]	See Note 1a(ii).